Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Actuarial assumptions used in accounting for net periodic pension cost
Weighted average discount rate		4.00%
Weighted average rate of increase in compensation level
Weighted average expected long-term rate of return on plan assets		7.50%
Components of Net Periodic Pension Cost (Benefit)
Service cost
Interest cost	14	14
Expected return on plan assets		(18)
Loss
Amortization of prior service cost
Amortization of net (gain) loss		10
Net periodic pension cost (benefit)		$ 6